Consolidated Statement of Financial Position - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and Deposits in Banks	$ 250,089,093	$ 335,692,114
Cash	27,612,616	51,862,712
Central Bank of Argentina	143,526,540	207,729,609
Other Local and Foreign Entities	78,937,819	76,087,274
Other	12,118	12,519
Debt Securities at fair value through profit or loss	211,054,112	63,125,824
Derivative Financial Instruments	42,899	2,524
Repo transactions	61,929,317	61,176,357
Other Financial Assets	57,944,523	68,497,221
Loans and other financing	598,600,865	686,328,209
Non-financial Public Sector	2,206,770	4,628,089
Other Financial Entities	927,272	2,941,876
Non-financial Private Sector and Foreign Residents	595,466,823	678,758,244
Other Debt Securities	737,171,831	557,062,936
Financial Assets delivered as guarantee	30,620,278	34,993,147
Current Income Tax Assets		1,058,582
Equity Instruments at fair value through profit or loss	839,458	7,365,144
Investment in associates and joint arrangements	1,141,599	953,520
Property, plant and equipment	101,863,737	102,991,484
Intangible Assets	17,439,760	16,370,965
Deferred Income Tax Assets	73,569	93,092
Other Non-financial Assets	12,452,870	4,541,843
Non-current Assets held for sale	8,856,247	6,314,263
TOTAL ASSETS	2,090,120,158	1,946,567,225
LIABILITIES
Deposits	1,295,395,069	1,147,041,028
Non-financial Public Sector	109,952,253	109,868,280
Financial Sector	1,653,447	1,872,336
Non-financial Private Sector and Foreign Residents	1,183,789,369	1,035,300,412
Liabilities at fair value through profit or loss	526,027	3,170,711
Derivative Financial Instruments	2,371	4,933
Other Financial Liabilities	135,091,316	131,278,389
Financing received from the Central Bank of Argentina and other financial institutions	2,449,342	852,660
Issued Corporate Bonds	2,715,556	5,825,893
Current Income Tax Liabilities	10,849,439	684,304
Subordinated Corporate Bonds	72,129,837	81,762,819
Provisions	2,788,132	3,221,012
Deferred Income Tax Liabilities	13,134,903	12,169,160
Other Non-financial Liabilities	42,809,291	93,758,925
TOTAL LIABILITIES	1,577,891,283	1,479,769,834
SHAREHOLDERS' EQUITY
Capital Stock	639,413	639,413
Non-capital contributions	12,429,781	12,429,781
Adjustments to Shareholders' Equity	173,290,106	173,290,106
Earnings Reserved	406,008,913	360,473,453
Unappropriated Retained Earnings	(121,041,077)	(130,275,240)
Accumulated Other Comprehensive Income	50,462	5,611,954
Net Income for the fiscal year	40,766,589	44,554,136
Net Shareholders' Equity attributable to controlling interest	512,144,187	466,723,603
Net Shareholders' Equity attributable to non-controlling interests	84,688	73,788
TOTAL SHAREHOLDERS' EQUITY	512,228,875	466,797,391
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 2,090,120,158	$ 1,946,567,225